UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6023

                          MANAGED MUNICIPAL FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2004 - July 31, 2004

Item 1.  Schedule of Investments.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                  JULY 31, 2004
                                                                                                   RATING*
                                                                               INTEREST  MATURITY  (MOODY'S/     PAR      MARKET
SECURITY                                                                         RATE      DATE      S&P)       VALUE      VALUE
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 89.79%
GENERAL OBLIGATIONS - 62.13%
Alexandria, VA, Capital Improvement                                             4.250%   6/15/21    Aaa/AAA  $3,300,000 $3,216,378
Arlington County, VA                                                            5.000%   10/1/14    Aaa/AAA   2,000,000  2,150,320
Arlington County, VA                                                            4.500%   1/15/28    Aaa/AAA   4,500,000  4,252,950
Cary, NC                                                                        5.000%    3/1/18    Aaa/AAA   2,000,000  2,125,740
Charlotte, NC                                                                   5.000%    2/1/19    Aaa/AAA   2,300,000  2,403,500
Chesterfield County, VA                                                         5.000%   1/15/20    Aaa/AAA   1,000,000  1,036,070
Dallas, TX                                                                      4.000%   2/15/16    Aa1/AA+   2,450,000  2,402,201
Dallas, TX                                                                      4.500%   2/15/23    Aa1/AA+   3,500,000  3,382,400
Delaware State, Series A                                                        4.200%    1/1/20    Aaa/AAA   1,675,000  1,636,073
Dupage County, IL, Jail Project                                                 5.600%    1/1/21    Aaa/AAA   1,600,000  1,811,680
Florida State, Board of Education, Public Education Capital Outlay, Series A    5.125%    6/1/21    Aa2/AA+   1,000,000  1,039,650
Florida State, Board of Education, Public Education, Series I                   4.125%    6/1/21    Aa2/AA+   3,000,000  2,817,000
Georgia State, Series D                                                         5.000%   10/1/17    Aaa/AAA   1,850,000  1,958,761
Guilford County, NC, Series B                                                   5.250%   10/1/16    Aa1/AAA   3,000,000  3,263,130
King County, WA, Series G                                                       5.000%   12/1/17    Aa1/AA+   2,565,000  2,678,706
Mecklenburg County, NC, Series A                                                4.250%    2/1/19    Aaa/AAA   2,000,000  1,983,960
Mecklenburg County, NC, Series A                                                4.000%    2/1/20    Aaa/AAA   3,000,000  2,861,280
Minneapolis, MN, Series B                                                       5.200%    3/1/13    Aa1/AAA   3,200,000  3,318,496
Minnesota State                                                                 5.500%    6/1/18    Aa1/AAA   2,000,000  2,209,180
Missouri State, Fourth State Building, Series A                                 4.125%   10/1/19    Aaa/AAA   2,000,000  1,953,560
Missouri State, Fourth State Building, Series A                                 5.000%    6/1/23    Aaa/AAA   2,000,000  2,030,600
Montgomery County, MD, Series A                                                 4.000%    5/1/21    Aaa/AAA   2,450,000  2,291,706
Montgomery County, MD, Series A                                                 5.000%    2/1/22    Aaa/AAA   2,750,000  2,866,242
North Carolina State, Public School Building                                    4.600%    4/1/17    Aa1/AAA   5,000,000  5,178,000
Salt Lake City, UT, School District, Series A                                   4.500%    3/1/20     Aaa/NR   2,240,000  2,240,717
South Carolina State, Highway, Series B                                         5.000%    4/1/19    Aaa/AAA   1,000,000  1,050,260
South Carolina State, State Institutional Series A                              5.300%    3/1/17    Aaa/AAA   1,700,000  1,847,135
Virginia State                                                                  5.250%    6/1/16    Aaa/AAA   1,320,000  1,431,725
Washington State, Series E                                                      5.000%    7/1/22     Aa1/AA   2,000,000  2,018,820
                                                                                                                        ----------
                                                                                                                        69,456,240
                                                                                                                        ----------
OTHER REVENUE - 7.13%
Gwinnett County, GA, Water & Sewer Authority                                    5.300%    8/1/20    Aaa/AAA   1,250,000  1,339,263
Gwinnett County, GA, Water & Sewer Authority                                    5.250%    8/1/24    Aaa/AAA   1,500,000  1,559,055
Gwinnett County, GA, Water & Sewer Authority, Series B                          4.750%    8/1/21    Aaa/AAA   2,000,000  2,043,360
Texas, Water Development Board Revenue                                          4.750%   7/15/20    Aaa/AAA   3,000,000  3,026,310
                                                                                                                        ----------
                                                                                                                         7,967,988
                                                                                                                        ----------
PREREFUNDED ISSUES - 20.53%
Arlington, TX, Independent School District                                      5.750%   2/15/21     Aaa/NR   3,535,000  3,617,966
Charlotte, NC, Water & Sewer System Revenue                                     5.250%    6/1/24    Aa1/AAA   1,600,000  1,779,472
Chesterfield Country, VA                                                        5.625%   1/15/14    Aaa/AAA   1,350,000  1,516,482
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago
  Capital Improvement                                                           6.300%   12/1/09    AAA/AA+   1,000,000  1,061,140
Dallas, TX                                                                      5.000%   2/15/10    Aa1/AA+   1,750,000  1,783,810
Delaware State, Series A                                                        5.125%    4/1/16    Aaa/AAA   2,150,000  2,264,982
Delaware State, Series A                                                        5.500%    4/1/19    Aaa/AAA   2,500,000  2,800,675
Florida State, Transportation                                                   5.800%    7/1/18    Aa2/AAA   2,000,000  2,097,840
South Carolina State, Highway, Series B                                         5.650%    7/1/21    Aaa/AAA   1,260,000  1,373,047
Tennessee State, Series A                                                       5.500%    3/1/09     Aa2/AA   1,535,000  1,571,518
Tennessee State, Series A                                                       5.550%    3/1/10     Aa2/AA   1,000,000  1,024,080
Texas State, Series A                                                           6.000%   10/1/14     Aaa/AA   2,000,000  2,060,700
                                                                                                                        ----------
                                                                                                                        22,951,712
                                                                                                                        ----------

             TOTAL MUNICIPAL BONDS
                    (COST $96,710,049)                                                                                 100,375,940
                                                                                                                       -----------

REPURCHASE AGREEMENTS - 9.38%
            JP MORGAN CHASE & CO.
                     Dated 7/30/04,  1.100%,  principal and interest in the amount of $10,490,962 due 8/2/04,  collateralized by US Treasury Note, par value of $10,010,000,
                     due 8/15/11 with a value of $10,704,315                                                            10,490,000
                                                                                                                        ----------

            TOTAL REPURCHASE AGREEMENT
                   (COST $10,490,000)                                                                                   10,490,000
                                                                                                                        ----------

TOTAL INVESTMENTS - 99.17%
                   (COST $107,200,049)                                                                                 110,865,940
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.83%                                                                              930,159
                                                                                                                       -----------
NET ASSETS - 100.00%                                                                                                 $ 111,796,099
                                                                                                                       ===========


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* The Moody's and  Standard & Poor's  ratings  indicated  are believed to be the most recent  ratings  available  as of July 31,  2004.  Moody's  Municipal  Bond
Ratings:
           Aaa       Judged to be of the best quality.
           Aa        Judged to be of high quality by all standards.  Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

S & P Municipal Bond Ratings:
           Aaa       Of the highest quality.
           AA        The  second  strongest  capacity  for  payment  of debt services.  Those  issues  determined  to  possess  very strong safety  characteristics  are denoted with a plus (+) sign.
           NR        Not Rated.

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MANAGED MUNICIPAL FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Chief Financial Officer

Date:    September 28, 2004
         __________________________